Taxes	12 Months Ended
Dec. 31, 2017
Taxes [Abstract]
Taxes

Note 6 – Taxes

Income tax

Income (loss) before taxes consists of the following:

	For the year ended	For the year ended
	December 31, 2017	December 31, 2016

PRC	$(780,032)	$219,749
Foreign	(488,334)	-
	$(1,268,366)	$219,749

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed

PRC

Under the Income Tax Laws of the PRC, companies are subject to income tax at a rate of 25%.

The following table reconciles China statutory rates to the Company’s effective tax rate:

	For the year ended	For the year ended
	December 31, 2017	December 31, 2016

China income tax rate	25.0%	25.0%
IPO costs	7.7%	0.0%
PRC – non-deductible expense	(1.7%)	0.0%
Cayman – non-deductible expense	(9.6%)	0.0%
Effective tax rate	21.4%	25.0%

Deferred tax assets – China

According to Chinese tax regulations, net operating losses can be carried forward to offset operating income for five years. Significant components of deferred tax assets were as follows:

	December 31, 2017	December 31, 2016

Net operating losses	$302,3200	$-
Depreciation and amortization	-	5,503
Deferred revenues	-	3,320
Total	$302,3200	$8,823

For the year ended December 31, 2017, the Company incurred an operating loss of $1,209,281 and recorded non-current deferred tax assets of $302,320. The Company recorded non-current deferred tax assets of $8,823 as of December 31, 2016.

The Company believes that a valuation allowance is not deemed necessary for the deferred assets because there will be sufficient operating income generated in future years based on the fact that the Company generated profits for the year ended December 31, 2016. The management is expected to generate profits in the coming periods after the Company completed the IPO process. The Company recorded non-current deferred tax assets of $8,823 as of December 31, 2016, which were fully utilized during the year ended December 31, 2017.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2017 and 2016, the Company did not have any significant unrecognized uncertain tax positions.

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Taxes payable consisted of the following:

	December 31, 2017	December 31, 2016

VAT taxes payable	$28,877	$48,468
Income taxes payable	-	28,550
Other taxes payable	6,770	5,138
Totals	$35,647	$82,156